DISCONTINUED OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
DISCONTINUED OPERATIONS

NOTE 3 - DISCONTINUED OPERATIONS

During June 2012, the Company decided to discontinue its exploration and potential development of uranium and vanadium minerals business and prior periods have been restated in the Company’s consolidated financial statements and related footnotes to conform to this presentation. Additionally, in November 2012, the Company decided to discontinue its real estate business and intends to sell and dispose its remaining real estate holdings during fiscal 2013. The Company is now engaged in the acquisition, development and monetization of intellectual property through both the prosecution and licensing of its own patent portfolio, the acquisition of additional intellectual property or partnering with others to defend and enforce their patent rights.

The remaining assets and liabilities of discontinued operations are presented in the balance sheet under the caption “Assets and Liabilities of discontinued operation" and relates to the discontinued operations of the uranium and vanadium minerals business and real estate business. The carrying amounts of the major classes of these assets and liabilities are summarized as follows:

	March 31, 2013	December 31, 2012
Assets:
Prepaid expenses – current portion	$-	$-
Deposits in real estate under contract	53,395	82,145
Deposit	-	-
Real estate held for sale	230,088	1,035,570
Assets of discontinued operations	$283,483	$1,117,715

Liabilities:
Accounts payables and accrued expenses	$30,664	$30,664
Liabilities of discontinued operations	$30,664	$30,664

The following table indicates selected financial data of the Company’s discontinued operations of its uranium and vanadium minerals business and real estate business.

	For the Three Months Ended March 31, 2013	For the Three Months Ended March 31, 2012
Revenues – real estate	$986,951	$-
Cost of sales- real estate	(817,483)	-
Gross profit	169,468	-
Operating and other non-operating expenses	(60,688)	(27,305)

Gain (loss) from discontinued operations	$108,780	$(27,305)

Deposits

Deposits at March 31, 2013 and December 31, 2012 were $53,395 and $82,145, respectively, which consist of earnest money deposits in connection with real estate properties under contract and are included in assets of discontinued operations. The Company expects to collect these deposits during fiscal 2013.

Real estate held for sale

Real estate held for sale consists of a residential property located in Southern California. Real estate held for sale is initially recorded at the lower of cost or estimated fair market value less the estimated cost to sell. After acquisition, costs incurred relating to the development and improvements of property are capitalized to the extent they do not cause the recorded value to exceed the net realizable value, whereas costs relating to holding and disposition of the property are expensed as incurred. After acquisition, real estate held for sale is analyzed periodically for changes in fair values and any subsequent write down is charged to impairment losses on real estate properties. Whenever events or changes in circumstances suggest that the carrying amount may not be recoverable, management assesses the recoverability of its real estate by comparing the carrying amount with its fair value.  The process involved in the determination of fair value requires estimates as to future events and market conditions. This estimation process may assume that the Company has the ability to dispose of its real estate properties in the ordinary course of business based on management’s present plans and intentions. If management determines that the carrying value of a specific real estate investment is impaired, a write-down is recorded as a charge to current period operations.  The evaluation process is based on estimates and assumptions and the ultimate outcome may be different.

The Company determined that the carrying value of the remaining real estate properties do not exceed the net realizable value and thus did not consider it necessary to record any impairment charges of real estate held for sale at March 31, 2013.  The Company sold 4 real estate properties generating gross profit of $169,468 during the three months ended March 31, 2013 and is included in gain (loss) from discontinued operations. As of March 31, 2013 and December 31, 2012, real estate held for sale which includes capitalized improvements amounted to $230,088 and $1,035,570 respectively and are included in assets of discontinued operations. The Company intends to sell and dispose its remaining real estate holdings during fiscal 2013.

NOTE 3 - DISCONTINUED OPERATIONS

During June 2012, the Company decided to discontinue its exploration and potential development of uranium and vanadium minerals business and prior periods have been restated in the Company’s consolidated financial statements and related footnotes to conform to this presentation. Additionally, in November 2012, the Company decided to discontinue its real estate business and intends to sell and dispose its remaining real estate holdings during fiscal 2013. The Company is now engage in the acquisition, development and monetization of intellectual property through both the prosecution and licensing of its own patent portfolio, the acquisition of additional intellectual property or partnering with others to defend and enforce their patent rights.

The remaining assets and liabilities of discontinued operations are presented in the balance sheet under the caption “Assets and Liabilities of discontinued operation" and relates to the discontinued operations of the uranium and vanadium minerals business and real estate business.

The carrying amounts of the major classes of these assets and liabilities are summarized as follows:

	December 31, 2012	December 31, 2011
Assets:
Prepaid expenses – current portion	$-	$20,000

Deposits in real estate under contract	82,145	-

Deposit	-	3,500
Real estate held for sale	1,035,570	-

Assets of discontinued operations	$1,117,715	$23,500

Liabilities:
Accounts payables and accrued expenses	$30,664	$-
Liabilities of discontinued operations	$30,664	$-

The following table indicates selected financial data of the Company’s discontinued operations of its uranium and vanadium minerals business and real estate business.

	For the Year Ended December 31, 2012	Period from inception (April 30, 2011) to December 31, 2011
Revenues – real estate	$724,090	$-
Cost of sales- real estate	(576,126)	-
Gross profit	147,964	-
Operating and other non-operating expenses	(1,558,635)	(99,474)

Loss from discontinued operations	$(1,410,671)	$(99,474)

Deposits

Deposits at December 31, 2012 and 2011 were $82,145 and $3,500, respectively, which consist of earnest money deposits in connection with real estate properties under contract and are included in assets of discontinued operations. The Company expects to collect these deposits during fiscal 2013.

Real estate held for sale

Real estate held for sale consists of a residential property located in Southern California. Real estate held for sale is initially recorded at the lower of cost or estimated fair market value less the estimated cost to sell. After acquisition, costs incurred relating to the development and improvements of property are capitalized to the extent they do not cause the recorded value to exceed the net realizable value, whereas costs relating to holding and disposition of the property are expensed as incurred. After acquisition, real estate held for sale is analyzed periodically for changes in fair values and any subsequent write down is charged to impairment losses on real estate properties. Whenever events or changes in circumstances suggest that the carrying amount may not be recoverable, management assesses the recoverability of its real estate by comparing the carrying amount with its fair value.  The process involved in the determination of fair value requires estimates as to future events and market conditions. This estimation process may assume that the Company has the ability to dispose of its real estate properties in the ordinary course of business based on management’s present plans and intentions.

If management determines that the carrying value of a specific real estate investment is impaired, a write-down is recorded as a charge to current period operations.  The evaluation process is based on estimates and assumptions and the ultimate outcome may be different.

The Company determined that the carrying value of the remaining real estate properties do not exceed the net realizable value and thus did not consider it necessary to record any impairment charges of real estate held for sale at December 31, 2012.  The Company sold 3 real estate properties generating gross profit of $147,964 during the year ended December 31, 2012 and is included in loss from discontinued operations. As of December 31, 2012 and 2011, real estate held for sale which includes capitalized improvements amounted to $1,035,570 and $0 respectively and are included in assets of discontinued operations. The Company intends to sell and dispose its remaining real estate holdings during fiscal 2013.

The Company recorded an impairment charge in connection with its mineral rights of $1,256,000 and $99,474 for the year ended December 31, 2012 and for the period from inception, April 30, 2011 to December 31, 2011, respectively, and has been included in loss from discontinued operations.